FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Line Items]
Cash and cash equivalents	$ 2,150,113	$ 1,957,788
Other financial assets, current	70,544	67,295
Trade and others accounts receivable, current	1,381,869	1,163,707
Accounts receivable from related entities, current	7	25
Other financial assets, non current	52,139	53,772
Accounts receivable, non current	13,950	12,342
Total	3,668,622	3,254,929
Other financial liabilities, current	745,303	635,213
Trade and others accounts payable, current	2,684,846	2,133,572
Accounts payable to related entities	7,707	12,875
Other financial liabilities, non-current	7,343,223	6,515,238
Accounts payable, non-current	471,208	491,762
Total	11,252,287	9,788,660
Measured at amortized cost
Financial Instruments [Line Items]
Cash and cash equivalents	2,009,770	1,880,475
Other financial assets, current	53,845	51,730
Trade and others accounts receivable, current	1,381,869	1,163,707
Accounts receivable from related entities, current	7	25
Other financial assets, non current	52,139	53,772
Accounts receivable, non current	13,950	12,342
Total	3,511,580	3,162,051
Other financial liabilities, current	745,303	635,213
Trade and others accounts payable, current	2,684,846	2,133,572
Accounts payable to related entities	7,707	12,875
Other financial liabilities, non-current	7,343,223	6,515,238
Accounts payable, non-current	471,208	491,762
Total	11,252,287	9,788,660
At fair value with changes in results
Financial Instruments [Line Items]
Cash and cash equivalents	140,343	77,313
Other financial assets, current	0	0
Trade and others accounts receivable, current	0	0
Accounts receivable from related entities, current	0	0
Other financial assets, non current	0	0
Accounts receivable, non current	0	0
Total	140,343	77,313
Other financial liabilities, current	0	0
Trade and others accounts payable, current	0	0
Accounts payable to related entities	0	0
Other financial liabilities, non-current	0	0
Accounts payable, non-current	0	0
Total	0	0
Hedge derivatives
Financial Instruments [Line Items]
Cash and cash equivalents	0	0
Other financial assets, current	16,699	15,565
Trade and others accounts receivable, current	0	0
Accounts receivable from related entities, current	0	0
Other financial assets, non current	0	0
Accounts receivable, non current	0	0
Total	16,699	15,565
Other financial liabilities, current	0	0
Trade and others accounts payable, current	0	0
Accounts payable to related entities	0	0
Other financial liabilities, non-current	0	0
Accounts payable, non-current	0	0
Total	$ 0	$ 0